Commitments	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 13 - Commitments

a)	Operating lease commitments

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries leases offices under non-cancelable operating lease agreements. As of March 31, 2025 and 2024, the Company’s short-term lease commitments is $0.1 million and $0.1 million, respectively.

b)	Capital and other commitments

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries did not have material capital and other commitments as of March 31, 2025.